Material Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2026
Statement [LineItems]
Basis of Consolidation
(a) Basis of Consolidation
The consolidated financial statements include the accounts of the Company, its subsidiaries which are directly or indirectly controlled by the Company, and those structured entities which are controlled by Honda. All significant intercompany balances and transactions have been eliminated in consolidation.
Honda controls an entity when Honda is exposed or has rights to variable returns from involvement with the entity, and has the ability to affect those returns by using its power, which is the current ability to direct the relevant activities, over the entity. To determine whether or not Honda controls an entity, status of voting rights or similar rights, contractual agreements and other specific factors are taken into consideration.
Structured entities are entities designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. Honda consolidates structured entities over which it has control, by comprehensively determining whether its control over the entity exists based on any contractual arrangements with such entity as well as the percentage of its voting or similar rights in the entity.
The financial statements of subsidiaries are included in the consolidated financial statements from the date when the control is obtained until the date when the control is lost. The financial statements of subsidiaries have been adjusted in order to ensure consistency with the accounting policies adopted by the Company as necessary.
Changes in the Company’s ownership interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. When control over a subsidiary is lost, the investment retained after the loss of control is remeasured at fair value as of the date of the loss of control, and any gain or loss on such remeasurement and disposal of the interest sold is recognized in profit or loss.

Investments in Affiliates and Joint Ventures (Investments Accounted for Using the Equity Method)
(b) Investments in Affiliates and Joint Ventures (Investments Accounted for Using the Equity Method)
Affiliates are entities over which Honda has a significant influence over the decisions on financial and operating policies, but does not have control or joint control.
Joint ventures are joint arrangements whereby the parties including Honda that have joint control have rights to the net assets of the arrangement. Joint arrangements are arrangements of which two or more parties have joint control, and joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
Investments in affiliates and joint ventures are accounted for using the equity method from the date when the investees are determined to be affiliates or joint ventures until the date when they ceased to be classified as affiliates or joint ventures. Under the equity method, the investment is initially recognized at cost, and the carrying amount is subsequently increased or decreased, to recognize Honda’s share of profit or loss and other comprehensive income of the affiliate or the joint venture after the date of initial recognition. The financial statements of affiliates and joint ventures have been adjusted in order to ensure consistency with the accounting policies adopted by the Company in applying the equity method, as necessary.

The use of the equity method is discontinued from the date when the investees are determined to be no longer affiliates or joint ventures. The investment retained after cessation of the equity method is remeasured at fair value, and any gain or loss on such remeasurement and disposal of the investment is recognized in profit or loss.

Foreign Currency Translations
(c) Foreign Currency Translations
1) Foreign currency transactions
Foreign currency transactions are translated into the respective functional currencies at the exchange rates prevailing when such transactions occur. All foreign currency receivables and payables are translated into the respective functional currencies at the applicable exchange rates at the end of the reporting period. Gains or losses on exchange differences arising on settlement of foreign currency receivables and payables or on their translations at the end of the reporting date are recognized in profit or loss and they are included in finance income and finance costs-other, net in the consolidated statements of income.
2) Foreign operations
All assets and liabilities of foreign subsidiaries, affiliates and joint ventures (collectively “foreign operations”), which use a functional currency other than Japanese yen, are translated into Japanese yen at the exchange rates at the end of the reporting period. All revenues and expenses of foreign operations are translated into Japanese yen at the average exchange rate for the period except when a functional currency is the currency of a hyperinflationary economy. Exchange differences arising from translation are recognized in other comprehensive income and accumulated in other components of equity in the consolidated statements of financial position. When a foreign operation is disposed of, and control, significant influence or joint control over the foreign operation is lost, the cumulative amount of exchange differences relating to the foreign operation is reclassified from equity to profit or loss.

Financial Instruments
(d) Financial Instruments
A financial instrument is a contract that gives rise to a financial asset of one entity and a financial liability or equity security of another entity. When Honda becomes a party to the contractual provision of a financial instrument, the financial instrument is recognized either as a financial asset or as a financial liability. When Honda purchases or sells a financial asset, the financial asset is recognized or derecognized at the trade date.
1)
Non-derivative
financial assets
Honda classifies financial assets other than derivatives into “financial assets measured at amortized cost”, “financial assets measured at fair value through other comprehensive income” or “financial assets measured at fair value through profit or loss”. Honda determines the classification of financial assets upon initial recognition.
Financial assets are derecognized when the contractual rights to cash flows from the financial assets expire, or when the contractual rights to receive the cash flows from the financial assets are transferred and all risks and rewards of ownership of the financial assets are substantially transferred
.

Financial assets measured at amortized cost
A financial asset is classified into financial assets measured at amortized cost when the asset is held within a business model whose objective is to hold the asset in order to collect the contractual cash flows, and the contractual term of the financial asset gives rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Financial assets measured at amortized cost except trade receivables arising from contracts with customers are initially measured at their fair value and trade receivables arising from contracts with customers are initially measured at their transaction price. Financial assets measured at amortized cost are subsequently measured at amortized cost using the effective interest method.
Financial assets measured at fair value
A financial asset other than a financial asset measured at amortized cost is classified into financial assets measured at fair value. The financial assets measured at fair value are further classified into the following categories:
Financial assets measured at fair value through other comprehensive income
A debt security is classified into financial assets measured at fair value through other comprehensive income when the asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. The debt securities are initially measured at their fair value, and subsequent changes in fair value are recognized in other comprehensive income except for impairment gain or loss and foreign exchange gain or loss. When the debt securities are derecognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss.
Honda elects to designate investments in equity securities such as shares, held for maintaining and strengthening the trade relationship as financial assets measured at fair value through other comprehensive income. Equity securities designated as financial assets measured at fair value through other comprehensive income are initially measured at their fair value, and subsequent changes in fair value of the investment are recognized in other comprehensive income. However, dividends from the equity securities are principally recognized in profit or loss. When the equity securities are derecognized, the cumulative gain or loss previously recognized in other comprehensive income is directly reclassified to retained earnings.
Financial assets measured at fair value through profit or loss
Financial assets measured at fair value other than financial assets measured at fair value through other comprehensive income are classified into financial assets measured at fair value through profit or loss. Financial assets measured at fair value through profit or loss are initially measured at their fair value, and subsequent changes in fair value are recognized in profit or loss.
(Cash and cash equivalents)
Cash and cash equivalents consist of cash on hand, demand deposits, and short-term highly liquid investments that are readily convertible to known amounts of cash and are subject to insignificant risk of changes in value. Honda includes all highly liquid debt instruments with original maturities of three months or less in cash equivalents.

2)
Non-derivative
financial liabilities
Financial liabilities other than derivatives are initially measured at their fair value, and are subsequently measured at amortized cost using the effective interest method.
Financial liabilities are derecognized, when the obligations specified in the contract are discharged, canceled or expire.
3) Derivatives
Honda has entered into foreign exchange and interest rate agreements to manage currency and interest rate exposures. These agreements include foreign currency forward exchange contracts, currency option contracts, currency swap agreements and interest rate swap agreements.
All these derivatives are initially recognized as assets or liabilities and measured at fair value, when Honda becomes a party to the contractual provision of the derivatives. Subsequent changes in fair value of derivatives are recognized in profit or loss in the period of the changes, except for the derivatives which the Company designates as cash flow hedges.
4) Hedge accounting
For foreign currency exposure and interest risk exposure due to foreign currency denominated transactions, the Company designates certain derivatives such as currency swaps as cash flow hedges. At inception of the hedge, the Company documents the risk management objective, nature of the risk being hedged, and relationship between hedging instruments and hedged items based on the strategy for undertaking the hedging applications.
At inception and on an ongoing basis, the Company also assesses whether the hedging instruments are effective in offsetting changes in the hedged transactions.
(Cash flow hedges)
The effective portion of changes in the fair value of derivatives designated and qualifying as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss. Amounts that were previously recognized in other comprehensive income relating to hedging instruments are reclassified to profit or loss in the same period when the cash flows of the hedged items are recognized in profit or loss.
Hedge accounting is discontinued prospectively when the hedging instrument expires or is sold, terminated or exercised, or when the hedge no longer meets the criteria for hedge accounting. When hedge accounting is discontinued, the amount that has been accumulated in other comprehensive income relating to cash flow hedges remains in equity until the future cash flows affect profit or loss. If the hedged future cash flows are no longer expected to occur, the amount recognized in other comprehensive income is immediately reclassified to profit or loss.
5) Offsetting of financial assets and financial liabilities
Financial assets and financial liabilities are offset and the net amount is presented in the consolidated statements of financial position, only when Honda currently has a legally enforceable right to offset the recognized amounts, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Inventories
(e) Inventories
Inventories are
measured
at the lower of cost and net realizable value. The cost of inventories includes purchase costs and conversion costs, and it is determined principally by using the first-in
first-out
method. Conversion cost includes an appropriate share of production overheads on the normal operation capacity. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Equipment on Operating Leases
(f) Equipment on Operating Leases
Equipment on operating leases is measured based on the cost model and carried at its cost less accumulated depreciation and impairment losses.
A vehicle subject to operating lease is initially measured at its cost. Depreciation of equipment on operating leases is calculated on the straight-line method over the lease term. The depreciable amount is the cost of the vehicle less its residual value.
Our most significant finance subsidiary located in the United States determines contractual residual values of operating lease vehicles at lease inception based on expectations of used vehicle values at the end of their lease term. The finance subsidiary in the United States depreciates operating lease vehicles on a straight-line basis over the lease term to the lower of contract residual values or estimated end of term residual values. The finance subsidiary in the United States assesses its estimates for end of term residual values of lease vehicles, at minimum, on a quarterly basis. Adjustments to estimated residual values are made on a straight-line basis over the remaining term of the lease and are recognized as depreciation expense. Lease customers have the option at the end of the lease term to return the vehicle to the dealer or to buy the vehicle for the contractual residual value (or if purchased prior to lease maturity, for the outstanding contractual balance). Returned lease vehicles can be purchased by the grounding dealer for the contractual residual value (or if purchased prior to lease maturity, for the outstanding contractual balance) or a market based price. Returned lease vehicles that are not purchased by the grounding dealers are sold through online and physical auctions.
Estimated end of term residual values are dependent on the percentage of leased vehicles expected to be returned by lessees and the expected market values of leased vehicles at the end of their lease terms. Factors considered in this evaluation include, among other factors, economic conditions, external market information on new and used vehicles, historical trends, and recent auction values.

Property, Plant and Equipment
(g) Property, Plant and Equipment
Property, plant and equipment is measured based on the cost model and carried at its cost less accumulated depreciation and impairment losses.
Property, plant and equipment is initially measured at its cost. Subsequent expenditures on an item of property, plant and equipment acquired, are recognized in the carrying amount of the item, only when it is probable that the expenditure will generate a future economic benefit.
Depreciation of property, plant and equipment, except for land that is not subject to depreciation, is calculated on the straight-line method over the estimated useful life. The depreciable amount is the cost of the asset less the respective estimated residual values.

The estimated useful lives used in calculating depreciation of property, plant and equipment are mainly as follows:

•	Buildings and structures: 3 to 50 years

•	Machinery and equipment: 2 to 20 years
The depreciation method, useful lives and residual values of property, plant and equipment are reviewed annually at each fiscal year end, and adjusted prospectively, if appropriate.

Property, plant and equipment in the consolidated statements of financial position includes right-of-use
assets under lease arrangements. For the accounting for the
right-of-use
assets, see note “(3) Material Accounting Policies (i) Lease.”

Intangible Assets
(h) Intangible Assets
Intangible assets are measured based on the cost model and carried at their cost less accumulated amortization and impairment losses.
(Research and development)
Development expenditure for a product is capitalized only when there is a technical and commercial feasibility of completing the development, Honda has intention, ability and sufficient resources to use the outcome of the development, it is probable that the outcome will generate a future economic benefit, and the cost can be measured reliably.
Capitalized development cost is measured at the sum of expenditures for development incurred between when the foregoing conditions for capitalization are initially met and when the development is completed, and includes all directly attributable costs to the development process. Capitalized development cost is amortized using the straight-line method over the expected product life cycle of the developed product ranging mainly from 2 to 6 years.
Expenditures on research and other development expenditures which do not meet the foregoing conditions are expensed as incurred.
(Other intangible asset)
Other intangible assets are initially measured at cost and principally amortized using the straight-line method over their estimated useful lives. Other intangible assets are mainly comprised of software for internal use whose estimated useful lives range from 3 to 5 years.
The amortization method and useful lives of intangible assets are reviewed annually at each fiscal year end, and adjusted prospectively, if appropriate.

Lease
(i) Lease
At inception of a contract, Honda assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. When Honda has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use and the right to direct the use of the identified asset, the contract conveys the right to control the use of the identified asset.

1) Lease as a lessee
A
right-of-use
asset and a lease liability are recognized at the lease commencement date. The right-of-use
asset is initially measured at cost, which comprises the amount of initial measurement of the lease liability adjusted for any lease payments made at or before the commencement date, any initial direct costs incurred by the lessee and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset. For a contract that contains a lease component and non-lease
components, Honda has elected not to separate
non-lease
components and account for the lease and
non-lease
components as a single lease component.
The
right-of-use
asset is measured based on the cost model and carried at its cost less accumulated depreciation and impairment losses. After the initial recognition, depreciation of the right-of-use
asset is subsequently calculated on the straight-line method from the commencement date to the earlier of the end of the useful life of the underlying asset or the end of the lease term. The estimated useful lives of underlying assets, see note “(3) Material Accounting Policies (g) Property, Plant and Equipment.”
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, Honda’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise mainly the fixed payments (including the lease payments in an optional renewal period if Honda is reasonably certain to exercise the extension option) and the penalties for termination of a lease unless Honda is reasonably certain not to terminate early.
After the initial recognition, the lease liability is measured by increasing the carrying amount to reflect interest that produces a constant periodic rate of interest on the remaining balance of the lease liability and reducing the carrying amount to reflect the lease payments. The lease liability is remeasured if Honda changes its assessment of whether it will exercise an extension or termination option.
When the lease liability is remeasured, the amount of the remeasurement of the lease liability is recognized as an adjustment to the right-of-use
asset. However, if the carrying amount of the
right-of-use
asset is reduced to zero and there is a further reduction in the measurement of the lease liability, any remaining amount of the remeasurement is recognized in profit or loss.
2) Lease as a lessor
For a contract that is, or contains a lease, the lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership of an underlying asset and the lease other than finance lease is classified as an operating lease.
Honda assesses the lease classification of a
sub-lease
with reference to the
right-of-use
asset arising from the head lease, not with reference to the underlying asset.
The finance subsidiaries of the Company engage in the business of leasing vehicles as a lessor. A receivable from customer held under a finance lease is initially recognized at the amount of net investment in the lease which is the gross investment in the lease discounted at the interest rate implicit in the lease, and included in receivables from financial services in the consolidated statements of financial position. Vehicles subject to operating leases are presented as equipment on operating leases in the consolidated statements of financial position.
If a contract contains lease and
non-lease
components, Honda applies IFRS 15 to allocate the consideration in the contract.

Impairment
(j) Impairment
1) Financial assets measured at amortized cost and debt securities classified into financial assets measured at fair value through other comprehensive income
The allowance for impairment losses of financial assets measured at amortized cost other than trade receivables and debt securities classified into financial assets measured at fair value through other comprehensive income is measured at amounts according to the three-stage expected credit loss (ECL) model:

Stage 1	12-month ECL for financial assets without a significant increase in credit risk since initial recognition

Stage 2	Lifetime ECL for financial assets with a significant increase in credit risk since initial recognition but that are not credit-impaired

Stage 3	Lifetime ECL for credit-impaired financial assets
The allowance for impairment losses of trade receivables is continuously measured at amounts equal to lifetime ECL.
Lifetime ECL represents ECL that results from all possible default events over the expected life of a financial asset.
12-month
ECL is the portion of lifetime ECL that results from default events that are possible within 12 months after the reporting date. ECL is a probability-weighted estimate of the difference between the contractual cash flows and the cash flows that the entity expects to receive, discounted at the original effective interest rates.
Receivables from financial services – Allowance for credit losses
The allowance for credit losses is management’s estimate of ECL on receivables from financial services.
To determine whether credit risk has increased significantly, consumer finance receivables are assessed both individually and collectively. Individual assessments are based on delinquencies. Consumer finance receivables 30 days or greater past due have historically experienced increased default rates and therefore are considered to have a significant increase in credit risk. Collective assessments are performed for groups of consumer finance receivables with shared risk characteristics such as the period of initial recognition, collateral type, original term, and credit score considering relative changes in expected default rates since initial recognition. Dealer finance receivables are assessed at the individual dealership level to determine whether credit risk has increased significantly considering payment performance and other factors such as changes in the financial condition of the dealership and compliance with debt covenants.
Our definition of default on receivables from financial services varies depending on internal risk management practices of each of our finance subsidiaries. Our most significant finance subsidiary located in the United States considers delinquencies of 60 days past due to be in default. Collection efforts on consumer finance receivables are escalated after becoming 60 days past due including repossession of the underlying vehicles if it has been determined that the borrower is unable to perform on their obligations. Defaulted consumer finance receivables are considered to be credit-impaired. Dealer finance receivables are considered to be credit-impaired when there is evidence we will be unable to collect all amounts due in accordance with the original contractual terms including significant financial difficulty of the dealership, a breach of contract, such as a default or delinquency, or bankruptcy.

At the finance subsidiary in the United States, the estimated uncollectible portion of consumer finance receivables are written-off
at 120 days past due or upon repossession of the underlying vehicle. Although various statutory regulations limit the length of time and circumstances when enforcement activities can be taken, in general, the outstanding contractual balances continue to be subject to enforcement activities for several years after write-offs. The portion of outstanding contractual balances that is estimated to be uncollectible reflects our expectations of collections from enforcement activities. Dealer finance receivables are written-off
when there is no reasonable expectation of recovery.
At the finance subsidiary in the United States, ECL of consumer finance receivables is measured for groups of financial assets with shared risk characteristics by reflecting historical results, current conditions and forward-looking factors such as unemployment rates, used vehicles prices, and consumer debt service burdens.
2)
Non-financial
assets and investments accounted for using the equity method
At the end of the reporting period, the carrying amount of
non-financial
assets other than inventories and deferred tax assets (which are comprised mainly of equipment on operating leases, property, plant and equipment, and intangible assets) is assessed to determine whether or not there is any indication of impairment. If there is such an indication, the recoverable amount of such asset is estimated and compared with the carrying amount of the asset, as test of impairment.
For investments accounted for using the equity method, the entire carrying amount of each investment in affiliates and joint ventures is tested for impairment as a single asset, when there is objective evidence that the investments accounted for using the equity method may be impaired.
The recoverable amount of an individual asset or a cash-generating unit is the higher of fair value less costs to sell and value in use. Value in use is determined as the present value of future cash flows expected to be derived from an asset or a cash-generating unit. A cash-generating unit is determined as the smallest identifiable group of assets that generate cash inflows which are largely independent of cash inflows from other assets or a group of assets. When it is not possible to estimate the recoverable amount of the individual asset, the recoverable amount of the cash-generating unit to which the asset belongs is estimated.
When the carrying amount of an asset or a cash-generating unit exceeds the recoverable amount, the carrying amount is reduced to the recoverable amount and an impairment loss is recognized in profit or loss. An impairment loss for a cash-generating unit is allocated to the assets on the basis of the relative carrying amount of each asset in the unit.
An impairment loss recognized for an asset or a cash-generating unit in prior period is reversed, if there is any indication that the impairment loss may have decreased or may no longer exist, and when the recoverable amount of the asset exceeds the carrying amount. If this is the case, the carrying amount of the asset is increased to its recoverable amount, but the increased carrying amount does not exceed the carrying amount (net of depreciation or amortization) calculated on the basis that no impairment loss had occurred in the prior period.

Provisions
(k) Provisions
Provisions are recognized when Honda has present legal or constructive obligation as a result of past events, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

Provisions are measured based on the best estimate of expenditure required to settle the present obligation at the end of the reporting period. Where the effect of the time value of money is material, a provision is measured at the present value of the expenditures required to settle the obligation. In calculating the present value, a pre-tax
rate that reflects current market assessment of the time value of money and the risks specific to the liability is used as the discount rate.

Employee Benefits
(l) Employee Benefits
1) Short-term employee benefits
For short-term employee benefits including salaries, bonuses and paid annual leave, when the employees render related services, the amounts expected to be paid in exchange for those services are recognized as expenses.
2) Post-employment benefits
Honda has various post-employment benefit plans including defined benefit plans and defined contribution plans.
Defined benefit plans
For defined benefit plans, the present value of defined benefit obligations less the fair value of plan assets is recognized as either liability or asset in the consolidated statements of financial position. In the case that an entity has a surplus in a defined benefit plan, the recognized asset is limited to present value of any economic benefits available in the form of refunds from the plan or reductions in future contributions to the plan.
The present value of defined benefit obligations and service cost are principally determined for each plan using the projected unit credit method. The discount rate is determined by reference to market yields at the end of the reporting period on high quality corporate bonds that are consistent with the currency and estimated term of the post-employment benefit obligation. Net interest on the net defined benefit liability (asset) for the reporting period is determined by multiplying the net defined benefit liability (asset) by the discount rate.
Past service cost defined as the change in the present value of the defined benefit obligation resulting from a plan amendment or curtailment is recognized in profit or loss upon occurrence of the plan amendment or curtailment.
Honda recognizes the difference arising from remeasurement of present value of the defined benefit obligations and the fair value of the plan assets in other comprehensive income when it is incurred, and reclassifies it immediately to retained earnings.
Defined contribution plans
For defined contribution plans, when the employees render related services, the contribution payables to defined contribution plan are recognized as expenses.

Equity
(m) Equity
1) Common share
Common share issued by the Company is classified as equity, and the proceeds from issuance of common share are included in common stock and capital surplus.

2) Treasury stock
Treasury stock acquired by Honda is recognized at cost and deducted from equity. When treasury stock is sold, the consideration received is recognized as equity with the difference between the carrying amount and the consideration received included in capital surplus.

Revenue Recognition
(n) Revenue
Recognition
1) Sale of products
Sales of products are reported by Motorcycle business, Automobile business, Power products and other businesses. For details of the information on each business, see note 4.
Honda recognizes revenue when control over products is transferred to customers. This transfer generally corresponds to the date of delivery of products to customers. Revenue is measured based on consideration specified in a contract with customer and excludes amounts collected on behalf of third parties. The total consideration in the contract is allocated to all products and services based on their stand-alone selling prices. The stand-alone selling prices are determined with reference to the selling prices of similar products or services and other reasonably available information.
Honda provides dealer incentives, which generally represent discounts provided from Honda to the dealer. Honda also provides incentive programs generally in the form of below-market interest rate loans or lease programs for the retail customers to enhance dealer’s sales activities. The amount incurred for these programs is calculated based on the difference between the interest or lease rate offered to retail customers and the market-based interest or lease rate. These incentives are considered variable consideration when determining the transaction price and they are deducted from sales revenue recognized when products are sold to the dealers. Sales revenue is recognized only to the extent that it is highly probable that a significant reversal will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
Customers usually pay consideration for sales of products within 30 days from the transfers of control over the products to customers.
In addition, product sales contracts with customers include warranty clauses to guarantee that the products comply with agreed-upon specifications and Honda recognizes provisions for product warranties to meet these guarantees. For more information on product warranties, see note 17.
2) Rendering of financial services
Interest income from receivables from financial services is recognized using the effective interest method. Finance receivable origination fees and certain direct origination costs are included in the calculation of the effective interest rate, and the net fee or cost is amortized using the effective interest method over the contractual term of the finance receivables.
The finance subsidiaries of the Company offer financial services that contain a lease. Interest income from receivables held under a finance lease is recognized using the effective interest method. When Honda is the manufacturer or dealer lessor, sales revenue and the corresponding cost for a portion identified as sale of products is recognized in profit or loss in accordance with the policy on revenue recognition for sale of products. Revenue from operating leases is recognized on a straight-line basis over the term of the lease.

Income Taxes
(o) Income Taxes
Income tax expenses are presented as the aggregate amount of current taxes and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss, except for the tax arising from a transaction which is recognized either in other comprehensive income or directly in equity.

Current taxes are measured at the amount expected to be paid to (or recovered from) the taxation authorities in respect of the taxable profit (or tax loss) for the reporting period, using the tax rates and tax laws enacted or substantively enacted at the end of the reporting period.
Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the carrying amount of assets or liabilities in the consolidated statements of financial position and the tax base of the assets or liabilities and carryforward of unused tax losses and tax credits. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, unused tax losses, and unused tax credits can be utilized.
Deferred tax liabilities for taxable temporary differences related to investments in subsidiaries and affiliates, and interest in joint ventures are not recognized to the extent that Honda is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future. Deferred tax assets for deductible temporary differences arising from investments in subsidiaries and affiliates, and interest in joint ventures are recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which they can be utilized.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled, based on the tax rates and tax laws enacted or substantively enacted at the end of the reporting period. The measurement of deferred tax assets and liabilities reflects the tax consequences that would follow from the manner in which Honda expects, at the end of reporting period, to recover or settle the carrying amount of its assets and liabilities.
Honda reviews the carrying amount of deferred tax assets at the end of each reporting period, and reduces the carrying amount of deferred tax assets to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or all of that deferred tax assets to be utilized.
Deferred tax assets and deferred tax liabilities are offset, only when Honda has a legally enforceable right to set off current tax assets against current tax liabilities, and the same taxation authority levies income taxes either on the same taxable entity or on different taxable entity which intends either to settle current tax liabilities and assets on a net basis or to realize the assets and settle the liabilities simultaneously.
Honda reflects the effect of uncertainty in the consolidated financial statements if Honda concludes it is not probable that the taxation authority will accept the tax treat ment.
Honda has adopted amendments to IAS 12 “International Tax Reform - Pillar Two Model Rules” issued on May 23, 2023, and has neither recognized nor disclosed information about deferred tax assets and liabilities related to the income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the Organisation for Economic

Co-operation

and Development(OECD), including tax law that implements qualified domestic minimum top-up

taxes described in those rules.

Earnings per Share
(p) Earnings per Share
Basic earnings per share is calculated by dividing profit for the year attributable to owners of the parent by the weighted average number of common shares outstanding during the period.